Business Combination - Schedule of Allocation of Purchase Price as of the Date of Acquisition (Details) - Neural Sense Limited [Member]	Sep. 30, 2024 HKD ($)
Business Acquisition [Line Items]
Net asset acquired	$ 9,461
Goodwill	539
Total	$ 10,000